Finance Receivables - Changes in Accretable Yield for Purchased Credit Impaired Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	$ 506	$ 1,199	$ 628
Accretion	(100)	(172)	(203)
Reclassifications from nonaccretable difference	20	142	336
Transfers due to finance receivables sold		(663)
Balance at end of period	592	506	1,199
OneMain Financial Holdings, Inc.
Changes in accretable yield for purchased credit impaired finance receivables
Additions	166
SCH
Changes in accretable yield for purchased credit impaired finance receivables
Additions			438
OM Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	0	0	0
Accretion	(15)	0	0
Reclassifications from nonaccretable difference	0	0	0
Transfers due to finance receivables sold		0
Balance at end of period	151	0	0
OM Loans | OneMain Financial Holdings, Inc.
Changes in accretable yield for purchased credit impaired finance receivables
Additions	166
OM Loans | SCH
Changes in accretable yield for purchased credit impaired finance receivables
Additions			0
SCP Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	452	426	0
Accretion	(77)	(97)	(86)
Reclassifications from nonaccretable difference	0	123	74
Transfers due to finance receivables sold		0
Balance at end of period	375	452	426
SCP Loans | OneMain Financial Holdings, Inc.
Changes in accretable yield for purchased credit impaired finance receivables
Additions	0
SCP Loans | SCH
Changes in accretable yield for purchased credit impaired finance receivables
Additions			438
FA Loans
Changes in accretable yield for purchased credit impaired finance receivables
Balance at beginning of period	54	773	628
Accretion	(8)	(75)	(117)
Reclassifications from nonaccretable difference	20	19	262
Transfers due to finance receivables sold		(663)
Balance at end of period	66	54	773
Accretion on purchased credit impaired finance receivables held for sale	6	$ 13
FA Loans | OneMain Financial Holdings, Inc.
Changes in accretable yield for purchased credit impaired finance receivables
Additions	$ 0
FA Loans | SCH
Changes in accretable yield for purchased credit impaired finance receivables
Additions			$ 0